Long-term Investments - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term Investments
Investment-related impairment and provision	$ 5,972	$ 93,382	$ 23,642
Online education company
Long-term Investments
Impairment writeoff			$ 15,900
Hydrogen-powered autonomous trucks manufacturing
Long-term Investments
Impairment writeoff		30,000
Commercial property investment
Long-term Investments
Impairment writeoff		$ 49,000
Online literature business
Long-term Investments
Impairment writeoff	$ 3,700